Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Other Liabilities

Other liabilities at March 31, 2010 and 2011 consist of the following:

	Yen (millions)
	2010	2011
Accrued liabilities for product warranty, excluding current portion	¥118,498	¥98,042
Pension and other postretirement benefits	581,418	542,917
Deferred income taxes	403,889	472,378
Other	336,715	263,193

	¥1,440,520	¥1,376,530